Receivables and Prepaid Expenses - Schedule of Receivables and Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Receivables and Prepaid Expenses [Abstract]
VAT receivable		$ 8,685	$ 57,875
Prepaid expenses			30,000
Other assets		1,549	1,264
Total	$ 254,593	$ 10,234	$ 89,139